Disclosure of available-for-sale financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Balance, beginning of year	$ 13,508	$ 9,206
Additions	5,265	2,857
Increase (decrease) from remeasurement to fair value	2,507	3,598
Disposals	(229)	(2,206)
Effect of movements in exchange rates	922	53
Balance, end of year	$ 21,973	$ 13,508